UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-00734
Van Kampen Harbor Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)     (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 12/31
Date of reporting period: 3/31/09

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Harbor Fund
Portfolio of Investments — March 31, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Convertible Corporate Obligations 87.0%
	Advertising 0.9%
$2,580	Interpublic Group of Cos., Inc.	4.250%	03/15/23	$1,896,300

	Aerospace & Defense 3.7%
3,100	AAR Corp.	1.750	02/01/26	2,255,250
1,800	Alliant Techsystems, Inc.	2.750	02/15/24	1,822,500
2,640	Ceradyne, Inc.	2.875	12/15/35	2,141,700
1,257	L-3 Communications Corp.	3.000	08/01/35	1,217,719

				7,437,169

	Agricultural Products 0.6%
1,240	Archer-Daniels-Midland Co. (a)	0.875	02/15/14	1,157,850

	Aluminum 0.3%
525	Alcoa, Inc.	5.250	03/15/14	696,281

	Application Software 3.5%
2,935	Blackboard, Inc.	3.250	07/01/27	2,729,550
2,760	Informatica Corp.	3.000	03/15/26	2,704,800
1,980	Lawson Software, Inc.	2.500	04/15/12	1,561,725

				6,996,075

	Asset Management & Custody Banks 1.2%
1,700	BlackRock, Inc.	2.625	02/15/35	2,352,375

	Automotive Retail 0.5%
1,350	United Auto Group, Inc.	3.500	04/01/26	1,085,063

	Biotechnology 4.2%
488	Alexion Pharmaceuticals, Inc.	1.375	02/01/12	1,177,300
2,760	Amgen, Inc.	0.125	02/01/11	2,584,050
1,725	Amgen, Inc.	0.375	02/01/13	1,578,375
1,619	BioMarin Pharmaceuticals, Inc.	1.875	04/23/17	1,268,891
1,572	Isis Pharmaceuticals, Inc.	2.625	02/15/27	1,809,765

				8,418,381

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Brewers 1.7%
$3,300	Molson Coors Brewing Co.	2.500%	07/30/13	$3,374,250

	Broadcasting & Cable TV 0.8%
1,400	Central European Media Enterprises, Ltd. (Bermuda) (a)	3.500	03/15/13	712,250
2,500	Sinclair Broadcast Group, Inc.	6.000	09/15/12	815,625

				1,527,875

	Casinos & Gaming 0.4%
900	Scientific Games Corp. (b)	0.750/0.500	12/01/24	825,750

	Catalog Retail 1.4%
3,000	Collegiate Pacific, Inc.	5.750	12/01/09	2,898,750

	Coal & Consumable Fuels 0.8%
1,500	Massey Energy Co.	3.250	08/01/15	926,250
1,100	Peabody Energy Corp.	4.750	12/15/66	778,250

				1,704,500

	Communications Equipment 0.5%
1,380	Arris Group, Inc.	2.000	11/15/26	1,059,150

	Computer & Electronics Retail 0.8%
1,600	Best Buy Co., Inc.	2.250	01/15/22	1,580,000

	Computer Storage & Peripherals 4.1%
2,750	EMC Corp.	1.750	12/01/11	2,770,625
1,990	Maxtor Corp.	6.800	04/30/10	1,912,887
3,400	NetApp, Inc. (a)	1.750	06/01/13	2,843,250
1,380	SanDisk Corp.	1.000	05/15/13	834,900

				8,361,662

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Construction & Engineering 0.7%
$1,350	Quanta Services, Inc.	3.750%	04/30/26	$1,490,063

	Data Processing & Outsourced Services 1.8%
2,550	Alliance Data Systems Corp. (a)	1.750	08/01/13	1,813,687
1,900	DST Systems, Inc., Ser A (b)	4.125/0.000	08/15/23	1,862,000

				3,675,687

	Electrical Components & Equipment 2.2%
3,015	General Cable Corp. (a)	1.000	10/15/12	2,151,956
1,730	Sunpower Corp.	0.750	08/01/27	1,405,625
1,360	Yingli Green Energy Holding Co., Ltd. (Cayman Islands)	*	12/15/12	788,800

				4,346,381

	Electronic Equipment & Instruments 0.7%
1,350	Itron, Inc.	2.500	08/01/26	1,348,313

	Electronic Manufacturing Services 1.6%
3,400	Flextronics International Ltd. (Singapore)	1.000	08/01/10	3,136,500

	Environmental & Facilities Services 2.5%
3,250	Covanta Holding Corp.	1.000	02/01/27	2,567,500
2,300	Waste Connections, Inc.	3.750	04/01/26	2,380,500

				4,948,000

	Footwear 1.1%
3,300	Iconix Brand Group, Inc. (a)	1.875	06/30/12	2,153,250

	Gold 1.3%
2,070	Newmont Mining Corp.	3.000	02/15/12	2,564,213

	Health Care Equipment 6.6%
2,070	American Medical Systems Holdings, Inc.	3.250	07/01/36	1,712,925
1,725	Beckman Coulter, Inc.	2.500	12/15/36	1,647,375

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Health Care Equipment (continued)
$2,925	Hologic, Inc. (b)	2.000/0.000%	12/15/37	$2,010,937
2,500	Medtronic, Inc.	1.500	04/15/11	2,365,625
1,035	NuVasive, Inc. (a)	2.250	03/15/13	932,794
2,680	SonoSite, Inc.	3.750	07/15/14	2,301,450
3,350	Wright Medical Group, Inc.	2.625	12/01/14	2,265,438

				13,236,544

	Health Care Facilities 2.4%
2,992	Health Management Associates, Inc. (a)	3.750	05/01/28	1,968,054
4,000	LifePoint Hospitals, Inc.	3.500	05/15/14	2,860,000

				4,828,054

	Health Care Services 0.6%
1,725	Omnicare, Inc.	3.250	12/15/35	1,138,500

	Health Care Supplies 1.3%
2,210	Fisher Scientific International, Inc.	3.250	03/01/24	2,632,662

	Health Care Technology 0.8%
1,725	WebMD Health Corp.	1.750	06/15/23	1,617,188

	Housewares & Specialties 0.8%
1,400	Newell Rubbermaid, Inc.	5.500	03/15/14	1,552,250

	Industrial Machinery 2.1%
4,200	Ingersoll-Rand Co., Ltd. (Bermuda)	4.500	04/15/12	4,200,000

	Integrated Telecommunication Services 2.3%
4,210	Level 3 Communications, Inc.	6.000	09/15/09	4,062,650
690	Qwest Communications International, Inc.	3.500	11/15/25	639,975

				4,702,625

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Internet Retail 0.5%
$1,650	GSI Commerce, Inc. (a)	2.500%	06/01/27	$975,562

	Internet Software & Services 3.1%
3,300	Equinix, Inc.	2.500	04/15/12	2,747,250
3,750	SAVVIS, Inc.	3.000	05/15/12	2,104,687
1,380	Symantec Corp.	0.750	06/15/11	1,364,475

				6,216,412

	Leisure Products 0.5%
1,000	Jakks Pacific, Inc.	4.625	06/15/23	952,500

	Life & Health Insurance 1.0%
2,100	Prudential Financial, Inc. (c)	0.000	12/15/37	2,079,000

	Life Sciences Tools & Services 2.3%
1,388	Illumina, Inc. (a)	0.625	02/15/14	2,404,710
2,355	Millipore Corp. (a)	3.750	06/01/26	2,196,038

				4,600,748

	Managed Health Care 0.6%
1,380	AMERIGROUP Corp.	2.000	05/15/12	1,242,000

	Oil & Gas Drilling 3.0%
3,000	Nabors Industries, Inc.	0.940	05/15/11	2,670,000
1,500	Transocean, Inc., Ser A (Cayman Islands)	1.625	12/15/37	1,385,625
2,400	Transocean, Inc., Ser C (Cayman Islands)	1.500	12/15/37	1,977,000

				6,032,625

	Oil & Gas Equipment & Services 1.4%
1,030	Cooper Cameron Corp.	2.500	06/15/26	1,066,050
650	Schlumberger Ltd., Ser B (Netherlands Antilles)	2.125	06/01/23	812,500
1,505	SESI LLC (b)	1.500/1.250	12/15/26	1,087,363

				2,965,913

	Oil & Gas Exploration & Production 1.5%
2,360	Carrizo Oil & Gas, Inc.	4.375	06/01/28	1,194,750

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oil & Gas Exploration & Production (continued)
$1,950	Core Laboratories, LP	0.250%	10/31/11	$1,915,875

				3,110,625

	Other Diversified Financial Services 1.4%
3,340	Nasdaq Stock Market, Inc.	2.500	08/15/13	2,818,125

	Packaged Foods & Meats 0.8%
1,760	Tyson Foods, Inc.	3.250	10/15/13	1,562,000

	Paper & Related Products 0.6%
1,350	Rayonier TRS Holdings, Inc.	3.750	10/15/12	1,225,125

	Paper Packaging 0.6%
1,380	Sealed Air Corp. (a)	3.000	06/30/33	1,292,025

	Pharmaceuticals 3.9%
1,289	Allergan, Inc.	1.500	04/01/26	1,347,005
3,580	Gilead Sciences, Inc.	0.500	05/01/11	4,519,750
2,070	Watson Pharmaceuticals, Inc.	1.750	03/15/23	2,005,312

				7,872,067

	Semiconductor Equipment 0.9%
1,750	Teradyne, Inc.	4.500	03/15/14	1,750,000

	Semiconductors 5.3%
2,700	Agere Systems, Inc.	6.500	12/15/09	2,723,625
2,300	Intel Corp.	2.950	12/15/35	1,886,000
3,250	Intel Corp. (a)	2.950	12/15/35	2,665,000
690	ON Semiconductor Corp., Ser B	*	04/15/24	644,287
2,600	ON Semiconductor Corp. (a)	2.625	12/15/26	1,849,250
1,200	Xilinx, Inc. (a)	3.125	03/15/37	892,500

				10,660,662

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Systems Software 2.2%
$2,070	Macrovision Corp.	2.625%	08/15/11	$1,901,813
1,980	Sybase, Inc.	1.750	02/22/25	2,519,550

				4,421,363

	Technology Distributors 1.3%
1,950	Anixter International, Inc.	1.000	02/15/13	1,486,875
1,380	Tech Data Corp.	2.750	12/15/26	1,205,775

				2,692,650

	Trading Companies & Distributors 0.4%
1,012	WESCO International, Inc.	2.625	10/15/25	884,235

	Wireless Telecommunication Services 1.5%
2,980	NII Holdings, Inc.	2.750	08/15/25	2,730,425
345	SBA Communications Corp. (a)	1.875	05/01/13	277,725

				3,008,150

	Total Convertible Corporate Obligations 87.0%			175,303,448

Description	Shares	Value

Convertible Preferred Stocks 7.7%
Agricultural Products 0.3%
Bunge Ltd., 5.125% (Bermuda)	880	$480,700

Auto Parts & Equipment 0.5%
Johnson Controls, Inc., 11.500%	16,000	1,019,040

Commodity Chemicals 0.6%
Celanese Corp., 4.250%	63,000	1,273,784

Diversified Capital Markets 0.5%
AMG Capital Trust II, 5.150%	55,000	959,062

Description	Shares	Value

Diversified Metals & Mining 1.2%
Freeport-McMoRan Copper & Gold, Inc., 5.500%	2,670	$2,430,368

Other Diversified Financial Services 0.6%
Bank of America Corp. Ser L, 7.250%	2,930	1,194,708

Pharmaceuticals 2.3%
Mylan, Inc., 6.500%	2,240	1,929,760
Schering-Plough Corp., 6.000%	13,200	2,783,550

		4,713,310

Regional Banks 0.6%
KeyCorp, Ser A, 7.750%	17,800	1,273,234

Wireless Telecommunication Services 1.1%
Crown Castle International Corp., 6.250%	50,000	2,175,000

Total Convertible Preferred Stocks 7.7%		15,519,206

Common Stock 0.6%
Office Services & Supplies 0.6%
Avery Dennison Corp.	56,097	1,253,207

Total Long-Term Investments 95.3% (Cost $222,173,510)		192,075,861

Repurchase Agreements 7.1%
Banc of America Securities ($756,386 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.10%, dated 03/31/09, to be sold on 04/01/09 at $756,388)		756,386
Citigroup Global Markets, Inc. ($7,563,858 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.13%, dated 03/31/09, to be sold on 04/01/09 at $7,563,886)		7,563,858
Citigroup Global Markets, Inc. ($3,630,652 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $3,630,666)		3,630,652
JPMorgan Chase & Co. ($2,269,158 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $2,269,166)		2,269,158

Description	Value
Repurchase Agreements (continued)
State Street Bank & Trust Co. ($38,946 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/09, to be sold on 04/01/09 at $38,946)	$38,946

Total Repurchase Agreements 7.1% (Cost $14,259,000)	14,259,000

Total Investments 102.4% (Cost $236,432,510)	206,334,861

Liabilities in Excess of Other Assets (2.4%)	(4,753,440)

Net Assets 100.0%	$201,581,421

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date.

(c)	Floating Rate Coupon
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1—Quoted Prices	$2,526,441
Level 2—Other Significant Observable Inputs	203,808,420
Level 3—Significant Unobservable Inputs	-0-

Total	$206,334,861

Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. Unlisted convertible securities are valued at the mean of the last reported bid and asked prices. Fixed income investments and preferred stocks are stated at value using market quotations or indications of value obtained from an independent pricing service. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Harbor Fund

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	May 19, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	May 19, 2009

By:	/s/ Stuart N. Schuldt
Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	May 19, 2009